Fresh Start Accounting - Reorganization Adjustments, Retained Loss (Details) - USD ($) $ in Millions		2 Months Ended
	Feb. 22, 2022	Feb. 22, 2022
Reorganization, Chapter 11 [Line Items]
Cancellation of Predecessor equity		$ 0
Issuance of Successor common stock		(1,495)
Retained Earnings
Reorganization, Chapter 11 [Line Items]
Cancellation of Predecessor equity	$ 3,513	3,513
Issuance of Successor common stock	(4)	$ 4
Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Pre-tax gain on settlement of liabilities subject to compromise	3,581
Reversal of the release of certain general unsecured operating accruals	35
Payment of success-based advisor fees	(28)
Expense of Predecessor Directors & Officers insurance policy	(17)
Impact to net income	3,571
Net impact to retained loss	$ 7,080